CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income		$ 1,683	$ 1,448	$ 1,375
Items that will not be reclassified subsequently to profit or loss:
Revaluation surplus		1,419	791	406
Unrealized actuarial gains (losses)		78	(8)	160
Taxes on the above items		(252)	(168)	(152)
Share of income from investments in associates and joint ventures		147	159	89
Other comprehensive income that will not be reclassified to profit or loss, net of tax		1,392	774	503
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(1,417)	795	(1,365)
Cash flow hedge		(8)	(466)	547
Net investment hedge		41	(34)	229
Taxes on the above items		39	61	(162)
Share of income (losses) from investments in associates and joint ventures		214	(251)	396
Other comprehensive income that will be reclassified to profit or loss, net of tax		(1,131)	105	(355)
Total other comprehensive income		261	879	148
Comprehensive income		1,944	2,327	1,523
Attributable to:
Limited partners		159	321	338
General partner		295	267	240
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		65	132	149
BIPC exchangeable shares and class A.2 exchangeable shares		44	83	84
Exchangeable units	[1]	2	5	2
Interest of others in operating subsidiaries		$ 1,379	$ 1,519	$ 710

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.